OTHER LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities
Opening balance	R$ 3,149,771	R$ 3,619,393
Remeasurement and new contracts	1,300,638	443,933
Payments	(1,538,211)	(1,403,269)
Appropriation of financial charges	335,191	489,714
Closing balance	R$ 3,247,389	R$ 3,149,771